Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 23, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock options exercise price			$ 5.60
Proceeds from promissory note		$ 250,000	$ 398,545	$ 45,005
Promissory note date		May 06, 2021
Interest		12.00%
Maturity date	Mar. 24, 2021	May 06, 2023
Convertible Debentures
Shares issued per conversion		17,688
Principal of convertible debentures		$ 70,750
One Wire Holdings, LLC
Business acquisition description		Effective May 10, 2021, we, through a wholly-owned subsidiary, entered into an Asset Purchase Agreement and Plan of Reorganization (the “APA”) with OneWire Holdings, LLC, a Delaware limited liability company (“OneWire”), to acquire all the assets and several liabilities of OneWire (the “OneWire Purchase”).
Consideration, in shares		155,327
Consideration, fair value of shares		$ 1,255,000
Consideration price per share		$ 8.079735
Consideration shares held in reserve		31,066
Common Stock
Shares issued per conversion		341,200
Shares issued for services, shares		20,000
Shares issued for services, amount		$ 152,500
Series D Preferred stock
Shares issued per conversion		(68,312)
Common Stock to be Issuable for Acquisitions | Upsider Acquisition
Shares issued pursuant to acquisition		271,153
Common Stock Options
Stock options granted, shares		50,400
Stock options exercise price		$ 8.125
Stock options term		5 years